Income Taxes - Schedule of Reconciliation (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliation [Abstract]
Statutory federal income tax rate	1.00%			21.00%	21.00%
Noncontrolling Interests				(18.68%)	(21.00%)
Valuation Allowance				(2.72%)	(1.00%)
Effect of foreign operations				2.18%	0.00%
Impairment				(2.17%)	0.00%
Other				0.47%	1.00%
Effective tax rate		0.00%	0.00%	0.08%	0.00%